Share Capital And Share Premium - Summary of Share Capital And Share Premium (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued		1,231,150,560
Issuance of ordinary shares, Value		¥ 17,305,126,000
Equity	¥ 94,559,203,000	83,151,321,000	¥ 48,145,417,000	¥ 34,947,849,000
Retirement of ordinary shares (f)	5,560,104,000
Exercise of share-based payment	79,651,000
Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares, Value		7,000
Equity	75,000	77,000	69,000	68,000
Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares, Value		17,305,119,000
Equity	33,365,786,000	¥ 33,213,426,000	¥ 14,113,311,000	¥ 14,113,311,000
Exercise of share-based payment	¥ 152,360,000
Class A ordinary share [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares			15,000,000
Number of share issued			987,146,871	972,146,871
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Shares		136,859,460
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Shares		(1,124,006,331)
Class A ordinary share [member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares, Value			¥ 1,000
Equity			61,000	¥ 60,000
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value		¥ 8,000
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value		(69,000)
Class A ordinary share [member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity			¥ 3,242,972,000	¥ 3,242,972,000
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value		11,278,459,000
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value		¥ (14,521,431,000)
Class B Ordinary Share [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued			135,196,846	135,196,846
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Shares		(135,196,846,000)
Class B Ordinary Share [Member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity			¥ 8,000	¥ 8,000
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value		¥ (8)
Class B Ordinary Share [Member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity			¥ 10,870,339,000	¥ 10,870,339,000
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value		¥ (10,870,339,000)
Ordinary Share [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued	1,203,505,757
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Shares		1,124,006,331
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Shares		99,577,564
Conversion of automatically convertible promissory notes to ordinary shares, Shares		7,566,665
Issuance of ordinary shares for share-based payment (g), Shares	8,000,000
Repurchase and retirement of ordinary shares (f), Shares	(35,644,803)
Ordinary Share [Member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued		1,231,150,560
Equity	¥ 75,000	¥ 77,000
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value		69
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Value		7,000
Conversion of automatically convertible promissory notes to ordinary shares, Value		1,000
Retirement of ordinary shares (f)	(2,000)
Ordinary Share [Member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	33,365,786,000	33,213,426,000
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value		14,521,431,000
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Value		17,305,119,000
Conversion of automatically convertible promissory notes to ordinary shares, Value		¥ 1,386,876,000
Exercise of share-based payment	¥ 152,360,000